Inventories (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Inventories [Abstract]
Wireless devices and accessories	$ 53	$ 40
DTH subscriber equipment	33	21
Inventories	$ 86	$ 61	$ 59